ACQUISITION AND DISPOSITIONS - DISPOSITIONS, SOUTH PRAIRIE (Details) - CAD CAD in Millions		12 Months Ended
	Dec. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
DISPOSITIONS
Proceeds from dispositions		CAD 1,379	CAD 146	CAD 85
Liquids Pipelines | Disposed of by sale, not discontinued operations | South Prairie Region
DISPOSITIONS
Proceeds from dispositions	CAD 1,080
Pre-tax earnings		CAD 41
Liquids Pipelines | Disposed of by sale, not discontinued operations | South Prairie Region | Other income/(expense)
DISPOSITIONS
Gain on sale of assets	CAD 850